Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
2/29/20 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAN — Bond Anticipation Notes
G.O. Bonds — General Obligation Bonds
SGI — Syncora Guarantee, Incorporated
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.15% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/32	A+/F	$1,000,000	$1,268,260
5.00%, 10/1/31	A+/F	1,500,000	1,906,710

			3,174,970
California (0.9%)
CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/20), (Republic Svcs., Inc.), Ser. A, 1.09%, 8/1/23	BBB+	2,750,000	2,750,578

			2,750,578
Guam (1.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	1,175,000	1,418,131
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	600,000	609,648
Territory of GU, Port Auth. Rev. Bonds, Ser. B
5.00%, 7/1/35	A	400,000	493,860
5.00%, 7/1/34	A	200,000	247,384
5.00%, 7/1/30	A	465,000	581,655
5.00%, 7/1/29	A	400,000	502,888
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	500,000	513,515
5.00%, 10/1/34	Baa2	200,000	217,500

			4,584,581
Indiana (1.6%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	4,000,000	4,896,400

			4,896,400
Louisiana (0.4%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A, 5.00%, 7/1/33	A+/F	1,000,000	1,257,630

			1,257,630
Massachusetts (90.8%)
Berkshire Wind Pwr. Cooperative Corp. Rev. Bonds, (Berkshire Wind (Green Bonds)), Ser. 2, 5.00%, 7/1/29	A	1,000,000	1,267,600
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	1,750,000	1,912,278
MA Bay Trans. Auth. Rev. Bonds, Ser. A, 4.00%, 7/1/37	AAA	5,000,000	5,335,700
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. A-2
5.00%, 7/1/44	AA	2,400,000	2,999,088
5.00%, 7/1/43	AA	4,960,000	6,208,671
MA State G.O. Bonds
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,154,730
Ser. I, 5.00%, 12/1/35	Aa1	3,000,000	3,778,920
Ser. A, 5.00%, 1/1/35	Aa1	1,285,000	1,644,247
Ser. E, 4.00%, 4/1/46	Aa1	3,000,000	3,341,190
4.00%, 5/1/35	Aa1	3,000,000	3,280,320
MA State VRDN, (Construction Loan), Ser. A, 1.12%, 3/1/26	VMIG 1	7,295,000	7,295,000
MA State Clean Wtr. Trust Rev. Bonds, 5.00%, 8/1/22	Aaa	2,500,000	2,755,350
MA State College Bldg. Auth. Rev. Bonds
Ser. B, 5.00%, 5/1/43 (Prerefunded 5/1/22)	Aa2	3,100,000	3,379,775
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,732,095
Ser. B, 5.00%, 5/1/37 (Prerefunded 5/1/22)	Aa2	1,500,000	1,635,375
Ser. A, 5.00%, 5/1/36 (Prerefunded 5/1/22)	Aa2	2,120,000	2,311,330
Ser. A, 5.00%, 5/1/36 (Prerefunded 5/1/22)	AAA/P	730,000	796,707
MA State Dept. Trans. Metro. Hwy. Syst. Mandatory Put Bonds (1/1/23), Ser. A, 5.00%, 1/1/39	Aa2	2,500,000	2,790,750
MA State Dept. Trans. Metro. Hwy. Syst. Rev. Bonds
Ser. A, 5.00%, 1/1/37	A+	1,000,000	1,296,000
Ser. A, 5.00%, 1/1/35	A+	2,000,000	2,603,440
Ser. A, 5.00%, 1/1/34	A+	2,000,000	2,608,140
Ser. A, 5.00%, 1/1/23	A+	2,000,000	2,236,180
Ser. C, 5.00%, 1/1/21	Aa2	2,000,000	2,069,480
MA State Dev. Fin. Agcy. Rev. Bonds
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32 (Prerefunded 1/1/21)	BBB+	800,000	842,616
(Tufts Med. Ctr.), Ser. I, U.S. Govt. Coll., 7.25%, 1/1/32 (Prerefunded 1/1/21)	AAA/P	1,200,000	1,263,924
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	150,000	168,971
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	150,000	175,292
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	AA-	5,000,000	7,976,600
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	BB+	500,000	552,750
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,728,080
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,600,000	1,620,320
(Orchard Cove, Inc.), 5.00%, 10/1/49	BBB+/F	700,000	801,759
(Wellforce Oblig. Group), Ser. A, 5.00%, 7/1/44	BBB+	500,000	612,510
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,500,000	2,828,100
(Carleton-Willard Homes, Inc.), 5.00%, 12/1/42	A-	525,000	622,529
(UMass Boston Student Hsg.), 5.00%, 10/1/41	Baa3	1,000,000	1,182,300
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,425,460
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,336,460
(Bentley U.), 5.00%, 7/1/40	A2	1,250,000	1,513,625
(Emerson College), Ser. A, 5.00%, 1/1/40	BBB+	1,570,000	1,930,284
(Orchard Cove, Inc.), 5.00%, 10/1/39	BBB+/F	250,000	289,358
(Atrius Hlth. Oblig. Group), Ser. A, 5.00%, 6/1/39	BBB	2,500,000	3,127,475
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,137,100
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	596,240
(Suffolk U.), 5.00%, 7/1/38	Baa2	340,000	429,573
(UMass Memorial Hlth. Care Oblig. Group), Ser. K, 5.00%, 7/1/38	BBB+	1,000,000	1,209,440
(Wentworth Inst.Tech.), 5.00%, 10/1/37	Baa1	655,000	787,448
(Caregroup), Ser. I, 5.00%, 7/1/37	A	500,000	603,865
(Foxborough Regl. Charter), Ser. B, 5.00%, 7/1/37	BBB-	1,120,000	1,317,736
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB+	1,630,000	1,822,845
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	537,696
(Suffolk U.), 5.00%, 7/1/37	Baa2	605,000	768,072
(Broad Inst.), 5.00%, 4/1/37	Aa3	1,000,000	1,274,510
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/36	A1	1,100,000	1,350,987
(Brandeis U.), Ser. S-1, 5.00%, 10/1/36	A1	765,000	1,006,396
(Caregroup), Ser. I, 5.00%, 7/1/36	A	935,000	1,132,107
(Suffolk U.), 5.00%, 7/1/36	Baa2	600,000	730,530
(Suffolk U.), 5.00%, 7/1/36	Baa2	450,000	572,000
Ser. O, 5.00%, 12/1/35	A1	385,000	506,398
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/35	A	500,000	646,995
(Boston Med. Ctr.), Ser. E, 5.00%, 7/1/35	Baa2	1,000,000	1,198,140
(Suffolk U.), 5.00%, 7/1/35	Baa2	470,000	598,827
Ser. O, 5.00%, 12/1/34	A1	425,000	560,324
(Brandeis U.), Ser. S-1, 5.00%, 10/1/34	A1	1,745,000	2,309,281
(Emmanuel College), Ser. A, 5.00%, 10/1/34	Baa2	1,075,000	1,300,460
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,155,700
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/34	A	1,000,000	1,296,610
(Suffolk U.), 5.00%, 7/1/34	Baa2	675,000	824,249
(Suffolk U.), 5.00%, 7/1/34	Baa2	550,000	702,169
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/34	AA-	1,000,000	1,285,010
Ser. O, 5.00%, 12/1/33	A1	150,000	198,156
(Beth Israel Lahey Hlth. Oblig. Group), Ser. K, 5.00%, 7/1/33	A	665,000	864,008
(Suffolk U.), 5.00%, 7/1/33	Baa2	800,000	1,023,424
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/33	AA-	900,000	1,158,678
(Intl. Charter School), 5.00%, 4/15/33	BBB-	750,000	848,093
(CareGroup Oblig. Group), Ser. J2, 5.00%, 7/1/32	A	2,765,000	3,529,301
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	361,029
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/32	Baa1	1,600,000	1,915,232
(Woods Hole Oceanographic Inst.), 5.00%, 6/1/32	AA-	660,000	851,539
Ser. O, 5.00%, 12/1/31	A1	250,000	333,443
(Northeastern U.), 5.00%, 10/1/31	A1	500,000	549,830
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A+/F	1,000,000	1,169,860
(UMass Memorial Hlth. Care Oblig. Group), Ser. L, 5.00%, 7/1/31	BBB+	1,345,000	1,677,309
(Broad Institute, Inc. (The)), 5.00%, 4/1/31	Aa3	1,420,000	1,829,968
(Lesley U.), 5.00%, 7/1/30	A-	1,000,000	1,217,980
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,053,119
(Dexter Southfield), 5.00%, 5/1/27	BBB+	500,000	594,305
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	881,518
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	740,714
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	296,578
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	343,875
Ser. A-2, 5.00%, 7/1/21	Aa3	4,735,000	4,998,361
(Williams College), Ser. S, 4.00%, 7/1/46	Aa1	4,550,000	5,214,346
(Worcester Polytechnic Inst.), 4.00%, 9/1/44	A1	3,250,000	3,804,353
(Carleton-Willard Homes, Inc.), 4.00%, 12/1/42	A-	485,000	539,926
(Partners Healthcare System, Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	2,500,000	2,946,700
(Partner's Healthcare System, Inc.), Ser. S, 4.00%, 7/1/35	Aa3	1,025,000	1,210,658
(Wellesley College), Ser. L, 4.00%, 7/1/34	Aa1	860,000	1,026,298
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	468,041	143,426
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,721,040
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,763,300
MA State Dev. Fin. Agcy. 144A Rev. Bonds
(Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	BB/F	2,100,000	2,454,312
(NewBridge on the Charles, Inc.), 5.00%, 10/1/37	BB+/F	1,000,000	1,116,220
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 1.12%, 10/1/42	VMIG 1	3,000,000	3,000,000
MA State Dev. Fin. Agcy. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/20), (Waste Mgt., Inc.), 2.15%, 5/1/27	A-	1,625,000	1,627,535
MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	405,000	405,437
Ser. J, 5.625%, 7/1/28	AA	320,000	337,245
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,220,223
5.00%, 1/1/24	AA	500,000	571,630
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	200,000	211,602
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,012,840
(Winchester Hosp.), 5.25%, 7/1/38 (Prerefunded 7/1/20)	A-	2,225,000	2,257,530
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB+	725,000	735,607
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	Baa1	1,500,000	1,505,130
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	BB+	850,000	856,732
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	300,000	307,035
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A1	1,000,000	1,099,930
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A1	2,000,000	2,199,860
MA State Hlth. & Edl. Fac. Auth. VRDN, (Tufts U.), Ser. N-2, 1.17%, 8/15/34	VMIG 1	2,000,000	2,000,000
MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa2	410,000	413,764
Ser. A, 5.10%, 12/1/30	Aa2	895,000	902,017
Ser. 171, 4.00%, 12/1/44	Aa1	250,000	261,010
Ser. SF-169, 4.00%, 12/1/44	Aa1	440,000	458,264
Ser. 160, 3.75%, 6/1/34	Aa1	70,000	71,439
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa1	685,000	722,428
Ser. A, 3.50%, 12/1/31	Aa2	2,000,000	2,090,860
Ser. A, 3.25%, 12/1/27	Aa2	1,870,000	1,962,752
MA State Port Auth. Rev. Bonds
Ser. A, 5.00%, 7/1/47	Aa2	3,000,000	3,659,910
Ser. A, 5.00%, 7/1/42	Aa2	1,275,000	1,565,815
Ser. A, 5.00%, 7/1/40	Aa2	2,500,000	3,190,400
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,868,535
Ser. A, 5.00%, 7/1/33	Aa2	775,000	938,006
Ser. A, 5.00%, 7/1/32	Aa2	755,000	915,136
Ser. C, 5.00%, 7/1/30	Aa2	2,500,000	3,292,225
MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	1,863,505
(Bosfuel Corp.), Ser. A, 4.00%, 7/1/44	A1	3,500,000	4,027,555
MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A
5.00%, 11/15/42	AA+	2,000,000	2,421,340
5.00%, 8/15/26	AA+	5,000,000	5,515,000
MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,025,633
Ser. B, 5.00%, 10/15/41 (Prerefunded 10/15/21)	AA+	2,000,000	2,137,320
Ser. C, 5.00%, 8/15/37	AA+	2,000,000	2,421,220
Ser. B, 5.00%, 10/15/35 (Prerefunded 10/15/21)	AA+	1,000,000	1,068,660
MA State Trans. Fund Rev. Bonds
(Rail Enhancement & Accelerated Bridge Program), Ser. A, 5.00%, 6/1/49	Aa1	4,000,000	5,210,120
Ser. A, 5.00%, 6/1/41	Aa1	2,500,000	3,182,675
(Rail Enhancement & Accelerated Bridge Program), Ser. A, 5.00%, 6/1/38	Aa1	3,000,000	3,714,090
MA State Wtr. Resource Auth. Rev. Bonds
Ser. B, 5.00%, 8/1/40	Aa1	1,500,000	1,859,385
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,718,770
Ser. B, 5.00%, 8/1/34	Aa1	1,220,000	1,589,721
Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	1,795,000	1,800,816
North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,067,063
Tisbury, BAN, 1.50%, 1/22/21	AA+/P	1,010,000	1,014,010
U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39 (Prerefunded 11/1/22)	Aa2	2,500,000	2,777,300
Worcester, G.O. Bonds, (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,114,355

			271,657,821
Minnesota (0.3%)
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 1.20%, 11/15/35	VMIG 1	1,000,000	1,000,000

			1,000,000
Ohio (1.3%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	2,500,000	2,967,950
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	860,865

			3,828,815
South Carolina (0.5%)
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 1.559%, 10/1/31	Aa3	1,495,000	1,501,608

			1,501,608
Texas (0.7%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Thermal Utility Rev. Bonds, (TECO)
4.00%, 11/15/34	AA	700,000	818,587
4.00%, 11/15/32	AA	1,100,000	1,291,895

			2,110,482

Total municipal bonds and notes (cost $274,864,166)			$296,762,885

SHORT-TERM INVESTMENTS (0.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.74%(AFF)	Shares	334,839	$334,839
U.S. Treasury Bills 1.905%, 3/12/20		$82,000	81,966
U.S. Treasury Bills 1.543%, 7/16/20		19,000	18,916

Total short-term investments (cost $435,683)			$435,721
TOTAL INVESTMENTS

Total investments (cost $275,299,849)			$297,198,606

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$5,805,000	$279,847	(E)	$—	10/18/31	1.404% — Quarterly	SIFMA Municipal Swap index — Quarterly	$(279,847)
	10,750,000	244,348	(E)	—	10/18/26	SIFMA Municipal Swap index — Quarterly	1.182% — Quarterly	244,348
	10,630,000	229,491	(E)	—	10/20/26	SIFMA Municipal Swap index — Quarterly	1.159% — Quarterly	229,491
	3,130,000	281,719	(E)	—	10/21/41	1.559% — Quarterly	SIFMA Municipal Swap index — Quarterly	(281,720)

Upfront premium received				—		Unrealized appreciation		473,839

	Upfront premium (paid)			—		Unrealized (depreciation)		(561,567)

	Total			$—			Total	$(87,728)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$2,255,000	$25,418	$—	4/16/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$25,418
Citibank, N.A.
900,000	44,549	—	6/4/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	44,550
450,000	23,037	—	5/21/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	23,037
Morgan Stanley & Co. International PLC
2,255,000	25,116	—	4/21/20	—	1.02% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	25,116
572,000	28,142	—	5/21/20	—	1.85% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	28,142
572,000	29,282	—	5/21/20	—	1.86% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	29,282

Upfront premium received		—	Unrealized appreciation			175,545

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$175,545

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $299,589,578.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$35,993,352	$35,658,513	$21,607	$334,839

	Total Short-term investments	$—	$35,993,352	$35,658,513	$21,607	$334,839
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $20,142 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.15%, 1.52% and 1.46%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	20.4%
	Health care	17.5
	Tax bonds	13.2
	Transportation	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $20,141 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$296,762,885	$—
Short-term investments	334,839	100,882	—

Totals by level	$334,839	$296,863,767	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(87,728)	$—
Total return swap contracts	—	175,545	—

Totals by level	$—	$87,817	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC interest rate swap contracts (notional)	$18,200,000
OTC total return swap contracts (notional)	$3,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com